Warrant Liabilities (Details) - CIK0001816090 FTAC Olympus Acquisition Corp.	7 Months Ended
Dec. 31, 2020 $ / shares shares
Warrant Liabilities (Details) [Line Items]
Business combination description	(a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
Redemption of warrants	$ 10.00
Price per warrant	0.01
Issue price per share	18.00
Price per warrant	0.10
Public share, price per share	10.00
Price per ordinary share	$ 9.20
Aggregate gross proceeds	50.00%
Business combination per share	$ 9.20
Percentage of interest bearing	115.00%
Newly issued price (in Shares) | shares	10.00
Redemption trigger prices	$ 18.00
Market value percentage	100.00%
Newly issued percentage	180.00%
Private Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Private warrants issued (in Shares) | shares	25,158,125
Private warrants outstanding (in Shares) | shares	723,333
Class A Ordinary Shares
Warrant Liabilities (Details) [Line Items]
Redemption of warrants	$ 18.00